Property, Plant and Equipment - Summary of IFRS 16 Lease Explanatory (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	£ 1,573	£ 11,558
Ending balance	2,530	1,573
Cost or valuation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,384	13,252
Additions	1,473	16
Lease modification	163	(10,071)
Disposals	(875)
Currency translation effects	(37)	187
Ending balance	4,108	3,384
Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,811)	(1,694)
Lease modification		1,482
Disposals	874
Depreciation for the year	(642)	(1,599)
Ending balance	(1,578)	(1,811)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	79	95
Ending balance	433	79
Leasehold improvements [member] | Cost or valuation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	164	164
Additions	393
Ending balance	557	164
Leasehold improvements [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(85)	(69)
Depreciation for the year	(39)	(16)
Ending balance	(124)	(85)
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6	41
Ending balance	104	6
Office equipment [member] | Cost or valuation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	71	71
Additions	109
Disposals	(7)
Ending balance	173	71
Office equipment [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(65)	(30)
Disposals	7
Depreciation for the year	(11)	(35)
Ending balance	(69)	(65)
IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	25	26
Ending balance	51	25
IT equipment [member] | Cost or valuation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	132	116
Additions	48	16
Ending balance	180	132
IT equipment [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(107)	(90)
Depreciation for the year	(22)	(17)
Ending balance	(129)	(107)
Right-of-use asset (building) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,318	10,881
Ending balance	1,878	1,318
Right-of-use asset (building) [member] | Cost or valuation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,848	11,877
Additions	923
Lease modification	133	(10,220)
Currency translation effects	(1)	191
Ending balance	2,903	1,848
Right-of-use asset (building) [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(531)	(996)
Lease modification		1,482
Disposals	0
Depreciation for the year	(494)	(1,017)
Ending balance	(1,025)	(531)
Right-of-use asset (equipment) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	146	515
Ending balance	64	146
Right-of-use asset (equipment) [member] | Cost or valuation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,169	1,024
Lease modification	30	149
Disposals	(868)
Currency translation effects	(36)	(4)
Ending balance	295	1,169
Right-of-use asset (equipment) [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,023)	(509)
Disposals	868
Depreciation for the year	(76)	(514)
Ending balance	£ (231)	£ (1,023)